T. ROWE PRICE Core Plus Municipal Bond Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA  3.0%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,591
Alabama State Univ., 5.50%, 9/1/45 (1) 1,700 1,839
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,320
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  8,175 8,450
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,449
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 12/1/55
(Tender 8/1/35)  4,125 4,288
Black Belt Energy Gas Dist., Series H-1, 5.00%, 1/1/34  7,350 7,607
Black Belt Energy Gas Dist., Gas Project, Series C, 5.25%,
6/1/36  7,575 7,962
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  8,000 8,165
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  2,900 3,035
Energy Southeast A Cooperative Dist., Series B, 5.00%, 11/1/33  3,045 3,186
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,444
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  4,500 4,632
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (2) 2,875 2,770
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (2) 2,775 2,593
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,925 3,098
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (3) 3,461 3,506
75,935
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.53%, 1/1/37  260 260
Arizona HFA, Banner Health, Series C, VRDN, 3.05%, 1/1/46  4,400 4,400
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,452
Arizona IDA, Equitable School, Series A, 5.50%, 11/1/51  4,625 4,841
Arizona IDA, Univ. of Arizona Project, Series A, 5.25%,
7/1/56 (4) 2,160 2,225
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 1,025 1,033
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (2) 1,760 1,796

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (2) 1,760 1,793
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (2) 3,000 3,016
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,115 2,119
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 899
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  5,050 4,996
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (3) 2,345 1,923
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 717
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 807
Tempe IDA, Friendship Village, Series A, 5.625%, 12/1/60  2,000 2,027
35,304
ARKANSAS  0.7%
Arkansas DFA, Hybar Steel Project, Series A, 7.00%, 7/1/48 (2)
(3) 2,500 2,739
Arkansas DFA, Hybar Steel Project, Series B, 7.50%, 7/1/48 (3) 2,500 2,762
Arkansas DFA, U.S. Steel Project, Series A, VRDN, 4.00%,
9/1/46 (Tender 3/1/33) (2)(3) 12,000 11,958
17,459
CALIFORNIA  8.7%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (4) 5,000 3,565
California Community Choice Fin. Auth., Clean Energy Project,
Series E, 5.00%, 7/1/35  925 999
California Community Choice Fin. Auth., Clean Energy Project,
Series G, 5.00%, 10/1/34  1,650 1,744
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,180 3,428
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  2,480 2,587
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,863
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B, VRDN, 5.00%, 3/1/56 (Tender 11/1/35)  9,450 9,864
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,551
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  2,125 2,247
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (3) 2,960 2,336
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (3) 10,000 7,693

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Verdant at Green
Valley, Series A, 5.00%, 8/1/49 (3) 680 622
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 558
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,154
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  470 478
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,751 3,735
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (2)(3) 1,000 1,010
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,855 2,906
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (2) 3,000 2,647
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 5,015 5,057
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (1) 1,775 1,766
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,779
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (3) 6,070 6,495
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (3) 3,225 2,565
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (3) 1,250 993
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,824
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (3) 875 836
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,600
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (3) 600 602
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (3) 1,390 1,390
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3) 1,630 1,640
California Statewide CDA, Maison 613 Project, 5.00%,
9/2/45 (3) 140 139
California Statewide CDA, Maison 613 Project, 5.30%,
9/2/62 (3) 2,425 2,385
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  325 329
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 903

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 840
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,169
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,015
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,218
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 5,120 4,122
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (3) 2,025 1,827
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (3) 960 846
CSCDA Community Improvement Auth., 4.00%, 2/1/57 (3) 2,800 2,078
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (3) 3,680 2,799
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (3) 585 426
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (3) 2,826 2,116
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  10,000 935
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,939
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,813
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,579
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (2) 6,400 6,422
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (2) 5,475 4,967
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (2) 13,350 13,988
Orange County Community Fac. Dist., Improvement, Series A,
5.00%, 8/15/56  2,175 2,175
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 4,663
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,011
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,410 1,439
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 662
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,627
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (3) 2,090 2,105

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (3) 2,455 2,445
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (3) 1,655 1,620
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.50%, 7/1/55 (2) 3,050 3,198
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (2) 21,175 21,533
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (2) 3,230 3,445
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/45 (2) 3,950 4,197
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (2) 9,000 9,448
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/56 (2) 1,550 1,633
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (2) 7,055 7,553
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,537
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,629
220,309
COLORADO  2.2%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/44  2,875 3,192
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/45  1,575 1,741
Colorado, COP, 6.00%, 12/15/40  4,325 4,871
Colorado, COP, 6.00%, 12/15/41  6,630 7,437
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (3) 1,000 966
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (3) 775 748
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,365
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,666
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (3) 1,285 908
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (3) 440 301
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,615
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,311

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,868
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  2,125 2,130
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46 (Prerefunded 8/21/26) (5) 1,340 1,317
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 11,110 11,215
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 490
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,057 1,007
Parterre Metropolitan Dist. No. 5, Series A, GO, 5.875%,
12/1/45  1,000 1,049
56,197
CONNECTICUT  1.2%
Aquarion Water Auth., Series A, 5.25%, 8/1/46  1,325 1,427
Aquarion Water Auth., Series E, Zero Coupon, 8/1/48 (4) 975 317
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 6,200 5,187
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,199
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/45  8,500 8,837
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.50%,
7/1/51  4,600 4,875
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,544
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 878
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 545
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  2,640 2,785
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 1,235 358
29,952
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,199
Delaware HFA, Bayhealth Medical Center Project, Series A,
4.00%, 7/1/40  1,825 1,727
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,748
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,254
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  7,360 7,542
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,404
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,739
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (3) 400 401
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (3) 400 404
27,418

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/42  6,125 6,571
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/43  3,425 3,659
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,290
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 6/1/50  12,600 13,287
Dist. of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,228
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,800
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 361
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 489
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 857
Dist. of Columbia, KIPP DC Issue, Series A, 5.00%, 7/1/42  2,515 2,516
Dist. of Columbia, KIPP Project, 4.00%, 7/1/39  2,000 1,852
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (2) 5,000 5,091
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/43 (2) 1,200 1,307
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/44 (2) 4,050 4,390
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (2) 4,400 4,567
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
4.00%, 10/1/52 (1) 7,200 6,199
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  7,250 7,366
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  1,515 1,586
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  3,455 3,276
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,153
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  2,500 2,325
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  2,590 2,674
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,925 9,202
91,046

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FLORIDA  4.3%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (6)(8) 569 9
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,416
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  575 557
Braddock Lakes Community Dev. Dist., 5.55%, 5/1/45  700 698
Braddock Lakes Community Dev. Dist., 5.75%, 5/1/55  1,425 1,378
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 542
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 413
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (3) 3,500 3,391
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (3) 1,275 1,215
East Nassau Stewardship Dist., PDP No. 4 Project,
Series 2025, 6.00%, 5/1/45  4,100 4,236
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,445 2,484
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/45 (3) 1,600 1,674
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (3) 875 905
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (3) 1,410 1,386
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (3) 1,515 1,446
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (3) 2,975 2,707
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 705 717
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (2) 4,250 4,465
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series E, 5.00%, 10/1/48 (2) 4,500 4,504
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,229
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 580 596
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 600 617
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 3,525 3,564
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (3) 1,960 1,744

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,394
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  710 713
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  1,720 1,697
Kingston One Community Dev. Dist., Assessment Area One -
2025 Project, 6.00%, 5/1/57  5,000 5,057
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 982
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast, 5.80%, 5/1/45  1,700 1,798
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/51 (2) 4,250 4,452
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (2) 1,450 1,509
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 989
Miami-Dade County Aviation Revenue, Series A, 5.50%,
10/1/55 (2) 5,000 5,198
Miami-Dade County IDA, Mater Academy Project, 5.00%,
6/15/46  200 199
Miami-Dade County IDA, Mater Academy Project, 5.25%,
6/15/56  625 618
Miami-Dade County IDA, Mater Academy Project, 5.375%,
6/15/60  500 494
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 5,720
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,822
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  4,000 3,478
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,474
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (3) 3,275 3,213
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,112
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,215
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  990 1,008
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,485 2,507
107,542
GEORGIA  4.9%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (2) 8,250 8,695
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (2) 3,990 4,195
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(8) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(8) 3,405 1,532

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (3) 6,843 6,269
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
5.00%, 7/1/35 (3) 1,515 1,551
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/50 (3) 1,525 1,566
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/55 (3) 5,250 5,344
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,606
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,760
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  5,385 5,092
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,332
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,808
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,003
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,624
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,413
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,592
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,043
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,107
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,565 9,543
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (3) 4,545 4,278
Georgia Housing & Fin. Auth., Series A, 4.80%, 12/1/46  1,650 1,654
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,119
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,648
Georgia, Group 3, Series A, GO, 3.00%, 8/1/40  5,500 4,759
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,069
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,531
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,890
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,129
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 258

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (4) 3,265 3,277
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (3) 1,625 1,596
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/50 (1) 1,000 1,048
123,707
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,244
1,244
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 4,230 4,277
Hawaii Airports System, Series A, 5.50%, 7/1/54 (2) 3,000 3,147
7,424
IDAHO  0.2%
Idaho Housing & Fin. Assoc., Series A, 5.25%, 8/15/48  3,100 3,261
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (3) 2,202 2,104
5,365
ILLINOIS  2.4%
Chicago, Series A, GO, 5.50%, 1/1/49  655 656
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (2) 5,700 5,412
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (2) 6,675 6,843
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,530
Cook County Sales Tax Revenue, 5.00%, 11/15/46  14,770 15,279
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 2,983
Illinois, GO, 5.00%, 2/1/39  820 868
Illinois, Series A, GO, 5.00%, 10/1/31  705 730
Illinois, Series A, GO, 5.50%, 3/1/42  4,990 5,293
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,676
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,526
Illinois, Series B, GO, 5.00%, 10/1/32  845 873
Illinois, Series B, GO, 5.25%, 5/1/47  900 926
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,024
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,021
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,536
Illinois Fin. Auth., Series C, 5.00%, 2/15/34  255 257
Illinois Fin. Auth., Series C, 5.00%, 2/15/34 (Prerefunded
2/15/27) (5) 50 51
Illinois Fin. Auth., Series C, 5.00%, 2/15/36  375 377

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Series C, 5.00%, 2/15/36 (Prerefunded
2/15/27) (5) 75 76
Illinois Fin. Auth., Series C, 5.00%, 2/15/41  680 682
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (3) 1,100 1,118
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 783
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 816
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 1,410 1,577
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (9) 875 894
61,807
INDIANA  0.9%
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  2,400 2,523
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/43  1,400 1,466
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 6,061
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,044
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 852
Indiana Housing & Community Dev. Auth., Series C-1, 4.85%,
7/1/45  4,850 4,880
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (2)(3) 2,025 2,051
21,877
IOWA  0.2%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,800 1,826
PEFA, Gas Project, Series A, 5.00%, 4/1/35  3,250 3,407
5,233
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (3) 4,050 4,238
Univ. of Kansas Hosp. Auth., Univ. of Kansas Health System,
Series A, 5.50%, 3/1/54  3,250 3,445
7,683
KENTUCKY  1.3%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 409
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 324
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 428
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 240
Henderson, Pratt Paper Project, Series A, 4.70%, 1/1/52 (2)(3) 1,000 939

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.25%, 10/31/46  875 919
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.25%, 7/1/61 (1) 3,325 3,398
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.50%, 10/31/56  1,560 1,630
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,130
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 987
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,001
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,572
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,297
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,378
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,534
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,523
33,709
LOUISIANA  0.1%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (2)(3) 1,400 1,472
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (2) 885 887
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,318
3,677
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (2)(3) 1,000 1,029
1,029
MARYLAND  4.6%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,083
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,527
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,101
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,522
Frederick County, Public Fac. Project, Series A, GO, 2.00%,
10/1/40  9,515 6,787
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 313
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 212
Maryland CDA, Series A, 4.50%, 9/1/48  740 747

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland CDA, Series D, 3.25%, 9/1/50  4,410 4,375
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  1,000 996
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(2) 5,825 6,000
Maryland DOT, Series B, 4.00%, 8/1/37 (2) 1,485 1,444
Maryland DOT, Series B, 4.00%, 8/1/38 (2) 1,370 1,322
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (2) 3,700 3,702
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2) 2,500 2,452
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,322
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 8,225 8,246
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,060 1,695
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (2) 6,600 6,452
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,026
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,389
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,390
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,563
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,807
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,244
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,445
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,064
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,144
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,167
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series AG, 5.00%, 5/1/47 (1) 1,760 1,870
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,290 3,844
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,542
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,736
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 212
Town of Chestertown, Washington College, 6.25%, 3/1/45  1,000 1,024
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,400 1,420
Town of Chestertown, Washington College, 6.50%, 3/1/55  1,000 1,007
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,098

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,390
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 2,001
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,632
116,313
MASSACHUSETTS  1.6%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,070
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,393
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (1) 5,150 5,517
Massachusetts Dev. Fin. Agency, Lowell Community Charter
Public School Project, 5.375%, 7/1/56 (3) 1,250 1,195
Massachusetts Dev. Fin. Agency, Lowell Community Charter
Public School Project, 5.50%, 7/1/66 (3) 2,250 2,150
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (3) 700 655
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.375%, 7/1/56 (3) 2,830 2,773
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.375%, 7/1/61 (3) 2,845 2,741
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (2) 4,590 4,048
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (2) 7,500 6,638
39,180
MICHIGAN  1.8%
Detroit, GO, 5.00%, 4/1/27  565 571
Detroit, GO, 5.50%, 4/1/32  415 442
Detroit, GO, 5.50%, 4/1/34  235 249
Detroit, GO, 5.50%, 4/1/36  305 321
Detroit, GO, 5.50%, 4/1/38  690 722
Detroit, GO, 5.50%, 4/1/40  475 494
Detroit, GO, 5.50%, 4/1/45  355 366
Detroit, GO, 5.50%, 4/1/50  705 717
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  2,400 2,436
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  5,885 6,151
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  550 545
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 776
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,491
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,284

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,478
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,007
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,446
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,306
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,535
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,072
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(3) 7,050 7,128
46,537
MINNESOTA  0.7%
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 7,853
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,940 3,253
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,795 3,074
Shakopee MN Senior Housing Revenue, Benedictine Senior
Living Obligated Group - Windermere Way Project, 5.875%,
11/1/65  2,000 2,022
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (3) 2,000 1,838
18,040
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron U.S.A. Project, Series C,
VRDN, 3.05%, 11/1/35  1,370 1,370
1,370
MISSOURI  0.8%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,711
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,196
Kansas City IDA, Platte purchase Project, 6.00%, 1/1/48 (3) 2,500 2,541
Missouri HEFA, SSM Health Care, Series G, VRDN, 3.10%,
6/1/44  150 150
Phelps County, Phelps Health, 5.75%, 12/1/45  1,500 1,591
Phelps County, Phelps Health, 6.00%, 12/1/55  2,875 2,999
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,620
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 536
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,370
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 575
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  40 39
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 389
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 300
20,017

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MONTANA  0.1%
Montana Fac. Fin. Auth., St. John's United Project, Series A,
5.50%, 11/15/46  425 419
Montana Fac. Fin. Auth., St. John's United Project, Series A,
6.125%, 11/15/61  1,715 1,718
2,137
NEBRASKA  0.2%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  5,000 5,261
5,261
NEVADA  0.2%
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,261
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,741
4,002
NEW HAMPSHIRE  1.6%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,480 3,476
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,644 2,500
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (5) 4,929 4,746
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,724 2,561
New Hampshire Business Fin. Auth., Series 2024-3, Class A,
VR, 4.033%, 10/1/51  4,346 4,146
New Hampshire Business Fin. Auth., Series 2025-1, Class A,
4.75%, 6/20/41 (Tender 6/1/35)  6,125 6,258
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.085%, 1/20/41  691 642
New Hampshire Business Fin. Auth., Series 2025-3, Class A1,
VR, 4.795%, 2/20/41  5,197 5,199
New Hampshire Business Fin. Auth., Series 2025-3, Class A2,
VR, 4.795%, 2/20/41  2,735 2,627
New Hampshire Business Fin. Auth., Series 2026-1, Class A2,
4.25%, 7/20/41  2,071 1,867
New Hampshire Business Fin. Auth., Series 2026-2, Class A1,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  3,621 3,588
New Hampshire Business Fin. Auth., Series 2026-2, Class A2,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  1,194 1,149
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (3) 678 432
39,191

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NEW JERSEY  1.8%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 1,525 1,527
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,197
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(2) 705 715
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(2) 775 779
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 6,115 6,120
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,435 1,436
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (2) 4,775 4,816
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (2) 3,085 3,086
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(3) 1,600 1,684
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (2)(3) 1,200 1,260
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 679
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,244
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,775 1,791
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (5) 1,330 1,500
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,178
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,275 2,213
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,130
44,355
NEW MEXICO  0.0%
Mesa Del Sol Public Improvement Dist. No. 1, Series A, 5.10%,
10/1/46 (3) 500 496
496
NEW YORK  8.5%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)
(3) 930 931
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,540
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,599

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,783
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/54  9,395 8,212
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,066
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/45  700 742
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,652
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 7,076
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,220
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 1,300 1,300
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,844
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,103
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  200 204
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,631
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 425
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,883
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 612
Nassau County IDA, EC, 5.00%, 1/1/58 (10) 2,097 —
New York City, Series C-1, GO, 5.00%, 9/1/42  4,615 4,840
New York City, Series C-1, GO, 5.25%, 9/1/45  5,850 6,230
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,609
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,252
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,847
New York City, Series E, GO, 5.00%, 8/1/44  5,000 5,237
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (5) 2,820 2,848
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (5) 550 562
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
2.75%, 2/1/51  4,850 3,255
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,945 1,794

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (1) 3,750 2,894
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,169
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,156
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.25%, 5/1/47  18,000 19,025
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  5,250 5,619
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,613
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,133
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,220
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,754
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.50%, 2/1/48  8,665 9,329
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.25%, 11/1/45  5,000 5,357
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.50%, 11/1/51  2,250 2,393
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.75%, 2/15/44  1,890 1,430
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,319
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (3) 1,230 1,232
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (3) 2,470 2,473
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  3,750 2,980
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,896
New York State Dormitory Auth., Personal Income Tax,
Series A, 3.50%, 3/15/52  2,250 1,769
New York State Dormitory Auth., Personal Income Tax,
Series E, 3.00%, 3/15/51  2,995 2,136
New York State Dormitory Auth., Personal Income Tax,
Series E, 3.00%, 3/15/51 (Prerefunded 3/15/32) (5) 5 5
New York State Thruway Auth., Series B, 4.00%, 1/1/38  3,930 3,846
New York Transportation Dev., 5.375%, 6/30/60 (2) 4,145 4,113
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,115 2,151

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, 5.50%, 6/30/60 (2) 3,975 4,003
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (1)(2) 9,500 9,648
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 5.50%, 6/30/54 (2) 3,760 3,807
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/55 (2) 2,475 2,598
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/59 (2) 9,375 9,816
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (2) 4,475 4,521
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (2) 2,500 2,550
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,691
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  5,500 5,877
213,820
NORTH CAROLINA  1.5%
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,327
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(2) 7,615 7,925
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,180
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  3,230 3,187
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 705
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,024
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,478
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 670
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,956
North Carolina Turnpike Auth., 5.00%, 1/1/40  5,000 5,096
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,895
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,315
38,758
OHIO  2.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 12,873
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 202

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 227
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  3,395 2,816
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,403
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,426
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,829
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,750
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  2,750 2,925
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,060
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,929
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 671
Ohio, Series A, 5.00%, 1/15/50  5,640 5,615
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (2)(3) 400 391
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 3.00%, 1/1/43  900 900
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (3) 1,625 1,647
Port of Greater Cincinnati Dev. Auth., Convention Center Hotel
Project, 5.75%, 3/1/59 (3) 1,000 968
Port of Greater Cincinnati Dev. Auth., Convention Center Hotel
Project, 6.25%, 3/1/51 (3) 1,660 1,713
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 1,014
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 298
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.50%, 7/1/60 (4) 2,175 2,229
50,886
OKLAHOMA  0.7%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 409
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,112
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,519
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,639
18,687
OREGON  0.3%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,803
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,115 2,120

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 3,525 3,375
7,298
PENNSYLVANIA  3.3%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(2) 7,500 7,727
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  1,290 978
Chester County IDA, Longwood Gardens Project, 4.00%,
12/1/51  2,500 2,179
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (3) 3,035 2,893
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (5) 260 273
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 701
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 1,986
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,791
Pennsylvania Economic DFA, Series D, VRDN, 3.00%, 5/15/53  11,860 11,860
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,500
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (2) 3,895 3,926
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (2) 2,250 2,376
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (2) 3,935 4,121
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (2) 7,520 7,875
Pennsylvania Higher Ed. Assistance Agency, Series 1A, 5.00%,
6/1/34 (2) 2,150 2,263
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  2,910 3,104
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,005 4,319
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,785 1,909
Pennsylvania State Univ., Series A, 5.00%, 9/1/44  5,450 5,817
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,616
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,483
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47  480 468
82,165

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  4.5%
Puerto Rico Commonwealth, GO, VR, 0.00%, 11/1/43 (11) 13,403 9,549
Puerto Rico Commonwealth, GO, VR, 0.00%, 11/1/51 (11) 29,388 21,453
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (3) 1,050 1,109
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (3) 1,205 1,242
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 2,915 3,032
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 5,250 5,509
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (3) 2,225 2,322
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 1,200 1,250
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,139
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,219
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,085
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,214
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  4,804 4,500
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,720 2,774
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,398
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,482
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(8) 35 25
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(8) 60 44
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(8) 475 346
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(8) 130 95
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(8) 170 124
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(8) 660 480
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(8) 215 156

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(8) 260 189
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(8) 1,575 1,146
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(8) 500 364
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(8) 680 495
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(8) 165 120
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(8) 140 102
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(8) 60 44
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(8) 160 116
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(8) 125 91
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(8) 40 29
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(8) 70 51
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(8) 55 40
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(8) 525 382
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(8) 120 87
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(8) 60 44
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,524
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  28,139 26,715
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,608 8,271
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  1,420 1,380
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,605
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,522
114,864
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(8) 490 191

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rhode Island Student Loan Auth., Series A, 4.50%, 12/1/45 (2) 4,225 4,110
4,301
SOUTH CAROLINA  1.3%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,956 3,589
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,312
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,203 850
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/54  4,000 4,082
Medical Univ. Hosp. Auth., Nexton Project, 5.50%, 11/15/50  2,375 2,468
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,748
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,355
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy, Series A, 5.50%, 6/15/33  3,825 3,730
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.15%, 8/15/55 (3) 2,000 2,064
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  5,000 5,059
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  1,100 1,094
South Carolina State Housing Fin. & Dev. Auth., Series C,
4.80%, 7/1/45  3,785 3,791
33,142
SOUTH DAKOTA  0.6%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  7,350 6,801
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,356
14,157
TENNESSEE  2.2%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,334
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (4) 1,000 1,031
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (4) 1,500 1,540
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (4) 3,030 3,059
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (4) 1,200 1,215
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,115 2,144
Metropolitan Nashville Airport Auth., Series B, 5.25%, 7/1/51 (2) 11,725 12,077
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (2) 10,405 10,717
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (3) 1,350 1,342
Tennessee Energy Acquisition, Series A, 5.00%, 11/1/34  7,500 7,865

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35  11,025 11,446
54,770
TEXAS  11.7%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,363
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (3) 500 458
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (3) 340 306
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (3) 3,370 2,984
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 11,948
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,529
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,818
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,182
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,264
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,322
Austin Airport System Revenue, 5.00%, 11/15/43 (2) 1,000 1,028
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (2) 2,770 2,774
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 916
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  5,000 3,992
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,564
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  2,675 2,872
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  2,250 2,407
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,646
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,341
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/38  2,000 2,138
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/40  7,415 7,805
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/43 (2) 7,000 7,388
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,766
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,005
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 800
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 800

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (3) 1,560 1,588
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (3) 575 592
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (3) 925 948
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,200 7,628
Harris County Hosp. Dist., GO, 5.00%, 2/15/48  2,325 2,420
Harris County Hosp. Dist., GO, 5.25%, 2/15/56  2,000 2,091
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  7,685 6,681
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (1) 2,025 2,101
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (1) 4,000 4,106
Houston Airport, Series A, 5.00%, 7/1/36 (2) 775 791
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,495 1,524
Houston Airport, Series A, 5.00%, 7/1/41 (2) 4,000 4,049
Houston Airport, Series A, 5.25%, 7/1/42 (1)(2) 5,000 5,250
Houston Airport, Series A, 5.25%, 7/1/43 (1)(2) 1,550 1,622
Houston Airport, Series A, 5.50%, 7/1/44 (2) 2,000 2,159
Houston Airport, Series A, 5.50%, 7/1/45 (2) 2,000 2,150
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (2) 2,450 2,627
Houston Hotel Occupancy Tax & Special Revenue, Series C,
5.25%, 9/1/51 (1) 10,000 10,416
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,200
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,273
Klein Independent School Dist., GO, 4.00%, 8/1/47  5,000 4,591
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/41  950 1,016
Longview Independent School Dist., GO, 4.00%, 2/15/49  7,500 6,860
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,259
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (2)(3) 4,115 4,117
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 475
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 525
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 290
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 855
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,485

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  4,250 4,575
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (6)(7) 860 422
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 198
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 712
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,185
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  4,100 4,307
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,114
Permanent Univ. Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,403
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, 3.00%, 1/1/50 (2)(3) 2,000 1,253
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 4.00%, 1/1/50 (2)(3) 1,000 767
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (2)(3) 1,750 1,665
San Antonio Water System, Junior Lien, Series B, 5.00%,
5/15/45  5,250 5,540
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,477
Spring Independent School Dist., GO, 5.25%, 8/15/45  3,500 3,777
Tarrant County Cultural Ed. Fac. Fin., Baylos Scott & White
Health Project, Series E, 5.00%, 11/15/44  2,800 2,942
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 416
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 781
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 865
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,866
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(8) 1,632 —
Texas, Series A, GO, 4.125%, 8/1/46 (2) 8,850 7,984
Texas, Series A, GO, 5.00%, 8/1/41 (2) 6,030 6,307
Texas, Series A, GO, 5.00%, 8/1/42 (2) 6,335 6,602
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  6,760 7,303
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  100 101
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,672

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 15,494
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.25%,
3/1/37 (12) 3,400 3,575
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (2) 2,000 1,948
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (2) 5,620 5,755
Texas Transportation Fin., SH 288 System, Series A, 5.50%,
10/1/55  14,300 15,256
295,562
UTAH  2.1%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (3) 4,594 4,653
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/39 (1) 1,300 1,352
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (1) 1,900 2,051
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series C, 5.00%, 7/15/35 (3) 978 979
Lomond Heights Public Infrastructure Dist., Series A-2, 5.625%,
12/1/55  775 768
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (3) 2,175 2,126
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (3) 940 970
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (3) 1,880 1,930
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  585 609
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  11,374 11,768
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 5,000 5,048
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 6,090 6,101
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (2) 3,650 3,702
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (3) 3,087 3,077
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (3) 2,700 2,776
Utah City West Public Infrastructure Dist. No. 1, 5.50%,
12/1/46 (3) 1,075 1,087
Utah Transit Auth., 5.00%, 12/15/43  4,700 5,050
54,047

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 5.75%, 2/1/45  3,000 2,987
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  4,450 4,412
7,399
VIRGINIA  3.2%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,301
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (1) 3,285 3,286
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,111
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,103
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,842
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,292
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (1) 4,230 4,401
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/56  1,725 1,802
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,386
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,312
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,237
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,482
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,245 1,798
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,244
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,167
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,026
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (2) 1,950 1,536
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2) 6,890 6,626
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (2) 5,000 4,755
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (2) 1,045 968
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (2) 5,650 4,979
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 705 706

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 6,680 6,595
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (1) 1,445 1,334
80,289
WASHINGTON  3.0%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,342
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,952
King County, GO, 5.00%, 12/1/43  3,310 3,545
Port of Seattle, Intermediate Lien, Series B, 5.25%, 10/1/43 (2) 7,500 7,954
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (2) 2,750 2,831
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,036
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,648
Washington State Housing Fin. Commission, Series 2025-1,
Class A1, VR, 3.949%, 8/20/63 (Prerefunded 11/20/41) (5) 4,136 3,891
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 3.949%, 8/20/63 (Prerefunded 11/20/41) (5) 3,245 2,927
Washington State Housing Fin. Commission, Series A, 5.25%,
7/1/51  1,750 1,796
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/40 (3)(4) 1,000 1,034
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (3)(4) 4,750 4,819
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.25%, 7/1/55 (3)(4) 6,115 6,161
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.50%, 7/1/50 (3) 3,975 3,984
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  9,035 8,273
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.50%, 7/1/49  2,000 2,005
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,662 4,407
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,711 8,893
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (3) 3,525 3,214
74,712
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (3) 325 327
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (3) 325 328

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (3) 275 290
945
WISCONSIN  3.4%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,588
PFA, Campus Real Estate Holding, Series A, 5.00%, 6/1/35  1,100 1,139
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (3) 3,000 2,858
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (4) 4,880 5,063
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (2) 12,390 12,811
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (2) 10,850 11,195
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (2) 2,300 2,517
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (2) 3,875 4,240
PFA, Heritage Bend Project, Zero Coupon, 12/15/42 (3) 17,500 5,526
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 860
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,234
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 362
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,250 1,316
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,762
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,505
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 519
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,443
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (3) 1,350 1,326
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/45 (4) 950 969
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (3)(5) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (3)(5) 35 37
PFA, Unrefunded Balance, 5.00%, 4/1/40 (3) 375 370
PFA, Unrefunded Balance, 5.00%, 4/1/50 (3) 670 614
Univ. of Wisconsin Hosp. & Clinics, Series B, VRDN, 3.05%,
4/1/48  1,320 1,320
Wisconsin HEFA, Benevolent cedar Community, 5.375%,
6/1/50  1,175 1,171
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,732

T. ROWE PRICE Core Plus Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (3) 1,315 1,339
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,145 3,358
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,680 2,635
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,219
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,632
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (3) 2,570 2,287
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (3) 2,325 2,294
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (3) 705 671
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (3) 740 686
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (3) 1,165 736
85,361
Total Municipal Securities (Cost $2,544,499) 2,501,979
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,031 3,368
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,118) 3,368
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  99.2%
(Cost $2,548,618) $ 2,505,348
Other Assets Less Liabilities 0.8% 19,498
Net Assets 100.0% $ 2,524,846
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Interest subject to alternative minimum tax.

T. ROWE PRICE Core Plus Municipal Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $250,335 and represents 9.9% of net assets.
(4) Insured by Build America Mutual Assurance Company
(5) Prerefunded date is used in determining portfolio maturity.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Insured by National Public Finance Guarantee Corporation
(10) Level 3 in fair value hierarchy.
(11) Contingent value instrument that only pays out if a portion of the territory’s
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) When-issued security
(13) Seven-day yield
(14) Affiliated Companies
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Core Plus Municipal Bond Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Core Plus Municipal Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ —  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Core Plus Municipal Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Core Plus
Municipal Bond Fund (the fund), formerly the Summit Municipal Income
Fund, is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Core Plus Municipal Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE Core Plus Municipal Bond Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,501,979 $ — $ 2,501,979
Non-U.S. Government
Mortgage-Backed Securities — 3,368 — 3,368
Short-Term Investments 1 — — 1
Total $ 1 $ 2,505,347 $ — $ 2,505,348

T. ROWE PRICE Core Plus Municipal Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F84-054Q3 07/26